Consolidated Statements of Income and Comprehensive Income - RUB (₽) ₽ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018 [1]	Dec. 31, 2017 [2]
Statement of comprehensive income [abstract]
Revenue	₽ 7,788,741	₽ 6,117,773	₽ 4,732,539
Operating costs and expenses (exclusive of depreciation and amortization)	(4,300,263)	(3,432,860)	(2,788,576)
Depreciation and amortization	(683,317)	(586,131)	(560,961)
Operating income	2,805,161	2,098,782	1,383,002
Finance income	76,764	90,602	70,924
Finance costs	(603,280)	(644,326)	(706,036)
Gain on disposal of subsidiary		6,131	439,115
Net foreign exchange (loss)/gain	(46,508)	(8,742)	96,300
Share of loss of equity-accounted investees (net of income tax)	(30,542)
Other income	23,853
Profit before income tax	2,225,448	1,542,447	1,283,305
Income tax expense	(644,422)	(509,602)	(820,503)
Net income for the year	1,581,026	1,032,845	462,802
Attributable to:
Owners of the Company	1,448,018	949,307	400,189
Non-controlling interest	133,008	83,538	62,613
Items that are or may be reclassified subsequently to profit or loss:
Foreign currency translation differences	(41,818)	25,205	54,775
Total comprehensive income, net of tax	1,539,208	1,058,050	517,577
Attributable to:
Owners of the Company	1,408,597	974,756	455,627
Non-controlling interest	₽ 130,611	₽ 83,294	₽ 61,950
Earnings per share
Basic (in Russian Roubles per share)	₽ 28.96	₽ 18.99	₽ 8.00
Diluted (in Russian Roubles per share)	₽ 28.42	₽ 18.99	₽ 8.00

[1]	The Group has initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under the approach, comparative information is not restated. See Note 4.
[2]	The Group adopted IFRS 15 at January 1, 2018 using the full retrospective approach. Under the transition method chosen, comparative information is restated. See Note 4.